Intangible Assets (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 31,831	$ 32,926	$ 41,045	$ 41,045